                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending: ____/____/____ (a)

                  or fiscal year ending:      12  /  31  /  00    (b)
                                            ---------------------

Is this a transition report? (Y/N)     N
                                    -------

Is this an amendment to a previous filing? (Y/N)        N
                                                     -------

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.  Registrant Name:  PFL Variable Annuity Fund II

     B.  File Number:      811- 02411

     C.  Telephone Number: 319-297-8121


2.   A.  Street: 4333 Edgewood Road N.E.

     B.  City: Cedar Rapids  C. State: IA  D. Zip Code: 52499  Zip Ext: 0001

     E.  Foreign Country:                      Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)   N
                                                                ---------------


4.   Is this the last filing on this form by Registrant? (Y/N)    N
                                                               ----------------


5.   Is Registrant a small business investment company (SBIC)? (Y/N)   N
                                                                     ----------
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)           Y
                                                        -----------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]


7.   A.    Is Registrant a series or multiple portfolio company? (Y/N)
                                                                       --------
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period?
                             --------------------------------------------------



                                      01
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
                                                                                                             If filing more than one

                                                                                                               Page 50, "X" box: [_]

For period ending    12/31/00
                  --------------------------

File number 811-  02411
                ----------------------------

123.   [_]   State the total value of the additional units considered in answering item 122 ($000's) omitted.            $  0
                                                                                                                         --------

124.   [_]   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)___________________________ $________

125.   [_]   State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
             ($000's omitted)___________________________________________________________________________________________ $________

126.         Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)  ($000's omitted)_________________ $________

127.         List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):______________________ $________
                                                                   Number of     Total Assets        Total Income
                                                                    Series          ($000's         Distributions
                                                                   Investing        omitted)       ($000's omitted)
                                                                   ---------        --------       ----------------
A.       U.S. Treasury direct issue                                 ________     $____________      $____________

B.       U.S. Government agency                                     ________     $____________      $____________

C.       State and municipal tax-free                               ________     $____________      $____________

D.       Public utility debt                                        ________     $____________      $____________

E.       Brokers or dealers debt or
         debt of brokers' or dealers' parent                        ________     $____________      $____________

F.       All other corporate intermed. & long-term debt             ________     $____________      $____________

G.       All other corporate short-term debt                        ________     $____________      $____________

H.       Equity securities of brokers or dealers
         or parents of brokers or dealers                           ________     $____________      $____________

I.       Investment company equity securities                          1         $677               $  0
                                                                    --------     ------------       ------------
J.       All other equity securities                                ________     $____________      $____________

K.       Other securities                                           ________     $____________      $____________

L.       Total assets of all series of registrant                      1         $677               $  0
                                                                    --------      ------------       ------------

                                      50
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
                                                                                                             If filing more than one
                                                                                                              Page 51, "X" box:  [_]

For period ending     12/31/00
                  --------------------------

File number 811-      02411
                ----------------------------

128.  [_]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) ________________________________________________________________________________ _________
                                                                                                                               Y/N
           [If answer is "N" (No), go to item 131.]

129.  [_]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) _______________________________________________ __________
                                                                                                                                Y/N
           [If answer is "N" (No), go to item 131.]

130.  [_]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ______________________________ __________
                                                                                                                                Y/N

131.       Total expenses incurred by all series of Registrant during the current reporting period
           ($000's omitted)                                                                                              $    7
                            -------------------------------------------------------------------------------------------- ----------


132.  [_]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:
              811-                  811-               811-               811-               811-

              811-                  811-               811-               811-               811-

              811-                  811-               811-               811-               811-

              811-                  811-               811-               811-               811-

              811-                  811-               811-               811-               811-

              811-                  811-               811-               811-               811-

              811-                  811-               811-               811-               811-

              811-                  811-               811-               811-               811-

              811-                  811-               811-               811-               811-


                                      51
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NSAR.doc
FORM N-SAR  - PFL VARIABLE ANNUITY FUND II,
A SEPARATE ACCOUNT OF AUSA LIFE INSURANCE COMPANY
FILE NO. 811- 02411



This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 16th day of February, 2001.



                                                PFL LIFE INSURANCE COMPANY

                                                By: /s/ Ronald L. Ziegler
                                                    --------------------------
                                                    Ronald L. Ziegler
                                                    Vice President and Actuary


Witness:


/s/ Frank A. Camp
----------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division
PFL Life Insurance Company